Loans and Allowance for Credit Losses, Nonaccrual Loans and Loans Past Due 90 Days or More and Still Accruing (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Recorded Investment in Nonaccrual and Loans Past Due Over90 Days Still on Accrual by Class of Loans [Abstract]
Loans past due 90 days and still accruing	$ 1,258	$ 116
Nonaccrual Loans With No ACL	12,925	1,668
Nonaccrual Loans With an ACL	2,549	3,149
Nonaccrual	15,474	4,817	$ 2,392
Nonaccrual, interest income	60	97
Residential Real Estate [Member]
Recorded Investment in Nonaccrual and Loans Past Due Over90 Days Still on Accrual by Class of Loans [Abstract]
Loans past due 90 days and still accruing	0	49
Nonaccrual Loans With No ACL	324	0
Nonaccrual Loans With an ACL	1,758	1,931
Nonaccrual	2,082	1,931
Commercial Real Estate [Member] | Owner-occupied [Member]
Recorded Investment in Nonaccrual and Loans Past Due Over90 Days Still on Accrual by Class of Loans [Abstract]
Loans past due 90 days and still accruing	0	0
Nonaccrual Loans With No ACL	679	680
Nonaccrual Loans With an ACL	0	136
Nonaccrual	679	816
Commercial Real Estate [Member] | Nonowner-occupied [Member]
Recorded Investment in Nonaccrual and Loans Past Due Over90 Days Still on Accrual by Class of Loans [Abstract]
Loans past due 90 days and still accruing	0	0
Nonaccrual Loans With No ACL	4,956	0
Nonaccrual Loans With an ACL	214	158
Nonaccrual	5,170	158
Commercial Real Estate [Member] | Construction [Member]
Recorded Investment in Nonaccrual and Loans Past Due Over90 Days Still on Accrual by Class of Loans [Abstract]
Loans past due 90 days and still accruing	0	0
Nonaccrual Loans With No ACL	6,000	0
Nonaccrual Loans With an ACL	0	0
Nonaccrual	6,000	0
Commercial and Industrial [Member]
Recorded Investment in Nonaccrual and Loans Past Due Over90 Days Still on Accrual by Class of Loans [Abstract]
Loans past due 90 days and still accruing	1,171	0
Nonaccrual Loans With No ACL	942	962
Nonaccrual Loans With an ACL	8	90
Nonaccrual	950	1,052
Consumer [Member] | Automobile [Member]
Recorded Investment in Nonaccrual and Loans Past Due Over90 Days Still on Accrual by Class of Loans [Abstract]
Loans past due 90 days and still accruing	75	39
Nonaccrual Loans With No ACL	0	0
Nonaccrual Loans With an ACL	172	379
Nonaccrual	172	379
Consumer [Member] | Home Equity [Member]
Recorded Investment in Nonaccrual and Loans Past Due Over90 Days Still on Accrual by Class of Loans [Abstract]
Loans past due 90 days and still accruing	0	0
Nonaccrual Loans With No ACL	24	26
Nonaccrual Loans With an ACL	294	338
Nonaccrual	318	364
Consumer [Member] | Other [Member]
Recorded Investment in Nonaccrual and Loans Past Due Over90 Days Still on Accrual by Class of Loans [Abstract]
Loans past due 90 days and still accruing	12	28
Nonaccrual Loans With No ACL	0	0
Nonaccrual Loans With an ACL	103	117
Nonaccrual	$ 103	$ 117